Goodwill, Intangible Assets and In-Process Revenue Contracts - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 340,722	$ 348,563
Accumulated Amortization	(251,547)	(236,654)
Net Carrying Amount	89,175	111,909
Customer Contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	317,222	316,684
Accumulated Amortization	(245,705)	(234,894)
Net Carrying Amount	71,517	81,790
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	22,500	30,879
Accumulated Amortization	(4,842)	(1,260)
Net Carrying Amount	17,658	29,619
Other Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,000	1,000
Accumulated Amortization	(1,000)	(500)
Net Carrying Amount	$ 0	$ 500